Important Notice Regarding Change in

ETF Name and Index

SPDR® SERIES TRUST

SPDR Russell 1000® Low Volatility ETF

SPDR Russell 2000® Low Volatility ETF

(each, a “Fund”)

Supplement dated November 17, 2016 to the Summary Prospectuses, Prospectus and

Statement of Additional Information each dated October 31, 2016, as supplemented

Per the recent approval of the Board of Trustees of SPDR® Series Trust, on or about December 14, 2016 the name and benchmark index of each Fund will change as indicated in the table below.

Current		New
ETF Name (Ticker Symbol)	Benchmark Index	ETF Name (Ticker Symbol)	Benchmark Index
SPDR Russell 1000® Low Volatility ETF (LGLV)	Russell 1000® Low Volatility Index	SPDR SSGA US Large Cap Low Volatility Index ETF (LGLV)	SSGA US Large Cap Low Volatility Index

SPDR Russell 2000® Low Volatility ETF (SMLV)	Russell 2000® Low Volatility Index	SPDR SSGA US Small Cap Low Volatility Index ETF (SMLV)	SSGA US Small Cap Low Volatility Index

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BENCHSUPPA1